MAYER, BROWN & PLATT
                                 1675 BROADWAY
                         NEW YORK, NEW YORK 10019-5820



        BETH KRAMER                                               MAIN TELEPHONE
Direct Dial (212) 506-2670                                         212-506-2500
Direct Fax (212) 849-5670                                            MAIN FAX
bkramer@mayerbrown.com                                             212-262-1910



                                February 22, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Desk

                  Re:  DEVCAP Trust - DEVCAP Shared Return Fund
                       Securities Act Registration No. 33-94668
                       Investment Company Registration No. 811-9070

Dear Sir or Madam:

         Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the "1933 Act"), on behalf of DEVCAP Trust (the "Trust") and DEVCAP Shared Return Fund (the "Fund"), we transmit this letter herewith to certify that the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 8 to Registrant's registration statement on Form N-1A, Amendment No. 10 under the Investment Company Act of 1940, filed with the Commission electronically on February 18, 2000.

         Please contact Michael G. Palek at (202) 263-3239 or the undersigned at the above-referenced number with any questions or comments.

                                                     Very truly yours,



                                                     Beth R. Kramer

cc:  John M. Ganley (w. encl.)
     Joseph N. St. Clair (w. encl.)